ACQUISITION OF KENNADY DIAMONDS INC. (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations Abstract
Disclosure Of Detailed Information About Purchase Price Allocation and Net Assets Acquired [Text Block]
The purchase price allocation and the net assets acquired were as follows:

Purchase price:
Common shares issued	$153,688
Purchase of equity securities prior to April 13, 2018	9,038
Company transaction costs	4,247
Total	$166,973

Net assets acquired:
Assets
Cash	$54
Amounts receivable	641
Prepaid expenses	119
Reclamation deposit	250
Property, plant and equipment	168,609
Liabilities
Accounts payable and accrued liabilities	(2,527)
Decommissioning and restoration liability	(173)
Total	$166,973